Provisions (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Provisions
Provisions, current liabilities	$ 1,156	$ 1,826
Provisions, non-current liabilities	8,003	8,434
Payroll, related charges and other remunerations
Provisions
Provisions, current liabilities	692	877
Onerous contracts
Provisions
Provisions, current liabilities	53	58
Provisions, non-current liabilities	842	838
Environmental obligations
Provisions
Provisions, current liabilities	95	102
Provisions, non-current liabilities	214	200
Asset retirement obligations (i)
Provisions
Provisions, current liabilities	102	99
Provisions, non-current liabilities	3,974	4,121
Provision related to VNC sale (note 12)
Provisions
Provisions, current liabilities		500
Provisions for litigation
Provisions
Provisions, current liabilities	102	87	$ 84
Provisions, non-current liabilities	1,074	1,004	$ 1,060
Employee postretirement obligations (note 24)
Provisions
Provisions, current liabilities	112	103
Provisions, non-current liabilities	$ 1,899	$ 2,271